Information About Components of Consolidated Statements of Financial Position - Schedule of Borrowings, Carrying Amount (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Amortized cost [Member] | Bank borrowings [Member]
Current
Current borrowing	$ 33,383	$ 94,711,273
Non current
Non current borrowing	1,348,173	17,033,059
Amortized cost [Member] | Corporate bonds [Member]
Current
Current borrowing		42,035,925
Non current
Non current borrowing		25,071,823
Amortized cost [Member] | Convertible preference shares [Member]
Current
Current borrowing	15,739,726
Amortized cost [Member] | Financial borrowings [Member]
Current
Current borrowing	211,380,898	95,903,495
Non current
Non current borrowing		85,143,423
Amortized cost [Member] | Convertible notes [Member]
Non current
Non current borrowing	18,260,456
Fair value [Member] | Bank borrowings [Member]
Current
Current borrowing	33,383	93,301,194
Non current
Non current borrowing	1,348,173	12,206,794
Fair value [Member] | Corporate bonds [Member]
Current
Current borrowing		41,492,963
Non current
Non current borrowing		23,845,583
Fair value [Member] | Convertible preference shares [Member]
Current
Current borrowing	14,179,927
Fair value [Member] | Financial borrowings [Member]
Current
Current borrowing	205,082,929	95,480,681
Non current
Non current borrowing		81,120,125
Fair value [Member] | Convertible notes [Member]
Non current
Non current borrowing	$ 18,260,456